Federated Hermes Short Duration Corporate ETF
Portfolio of Investments
January 31, 2022 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—92.0%
	Basic Industry - Metals & Mining—1.6%
$ 150,000	Glencore Funding LLC, Sr. Unsecd. Note, 144A, 1.625%, 9/1/2025	$ 146,853
125,000	Southern Copper Corp., Sr. Unsecd. Note, 3.875%, 4/23/2025	131,313
125,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 2.800%, 12/15/2024	128,002
	TOTAL	406,168
	Capital Goods - Aerospace & Defense—1.9%
300,000	Boeing Co., Sr. Unsecd. Note, 4.875%, 5/1/2025	322,865
150,000	Leidos, Inc., Sr. Unsecd. Note, Series WI, 3.625%, 5/15/2025	156,615
	TOTAL	479,480
	Capital Goods - Building Materials—0.8%
100,000	Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.200%, 10/1/2024	102,628
100,000	Carrier Global Corp., Sr. Unsecd. Note, 2.242%, 2/15/2025	100,854
	TOTAL	203,482
	Capital Goods - Construction Machinery—1.7%
150,000	Ashtead Capital, Inc., Sr. Unsecd. Note, 144A, 1.500%, 8/12/2026	144,543
150,000	CNH Industrial Capital America LLC, Sr. Unsecd. Note, 4.200%, 1/15/2024	156,553
150,000	Weir Group PLC/The, Sr. Unsecd. Note, 144A, 2.200%, 5/13/2026	146,044
	TOTAL	447,140
	Capital Goods - Diversified Manufacturing—1.0%
100,000	Roper Technologies, Inc., Sr. Unsecd. Note, 3.850%, 12/15/2025	105,939
150,000	Vontier Corp., Sr. Unsecd. Note, Series WI, 1.800%, 4/1/2026	144,153
	TOTAL	250,092
	Communications - Cable & Satellite—2.0%
200,000	Charter Communications Operating, LLC/Charter Communications Operating Capital Corp., Series USD, 4.500%, 2/1/2024	209,901
300,000	Comcast Corp., Sr. Unsecd. Note, 3.150%, 3/1/2026	312,915
	TOTAL	522,816
	Communications - Media & Entertainment—3.7%
150,000	Discovery Communications LLC, Sr. Unsecd. Note, 4.900%, 3/11/2026	162,779
100,000	Grupo Televisa S.A., 6.625%, 3/18/2025	112,407
350,000	Netflix, Inc., Sr. Unsecd. Note, 4.375%, 11/15/2026	375,594
150,000	ViacomCBS, Inc., Sr. Unsecd. Note, 3.500%, 1/15/2025	155,584
150,000	Walt Disney Co., Sr. Unsecd. Note, 1.750%, 8/30/2024	150,315
	TOTAL	956,679
	Communications - Telecom Wireless—1.2%
150,000	American Tower Corp., Sr. Unsecd. Note, 2.950%, 1/15/2025	153,576
150,000	T-Mobile USA, Inc., Series WI, 3.500%, 4/15/2025	155,657
	TOTAL	309,233
	Communications - Telecom Wirelines—1.0%
250,000	AT&T, Inc., Sr. Unsecd. Note, 1.700%, 3/25/2026	244,317
	Consumer Cyclical - Automotive—3.4%
250,000	Daimler Trucks Financial NA, Sr. Unsecd. Note, 144A, 2.000%, 12/14/2026	244,873
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.950%, 4/13/2024	260,009
100,000	Stellantis N.V., Sr. Unsecd. Note, 5.250%, 4/15/2023	104,094
250,000	Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 3.350%, 5/13/2025	259,251
	TOTAL	868,227

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Retailers—2.0%
$ 125,000	AutoNation, Inc., Sr. Unsecd. Note, 3.500%, 11/15/2024	$ 129,669
250,000	Home Depot, Inc., Sr. Unsecd. Note, 3.750%, 2/15/2024	260,606
125,000	O’Reilly Automotive, Inc., Sr. Unsecd. Note, 3.850%, 6/15/2023	128,444
	TOTAL	518,719
	Consumer Cyclical - Services—0.5%
125,000	Expedia, Inc., 4.500%, 8/15/2024	131,417
	Consumer Non-Cyclical - Food/Beverage—6.1%
250,000	Anheuser-Busch Cos LLC/Anheuser-Busch InBev Worldwide, Inc., Sr. Unsecd. Note, 3.650%, 2/1/2026	264,685
150,000	Coca-Cola Company, Sr. Unsecd. Note, 1.750%, 9/6/2024	151,185
150,000	Constellation Brands, Inc., 4.250%, 5/1/2023	155,085
150,000	Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	152,388
150,000	Grupo Bimbo S.A.B. de CV, Sr. Unsecd. Note, 144A, 3.875%, 6/27/2024	156,123
125,000	International Flavors & Fragrances, Inc., Sr. Unsecd. Note, 144A, 1.230%, 10/1/2025	120,344
150,000	Jde Peet’s B.V., Sr. Unsecd. Note, 144A, 0.800%, 9/24/2024	144,722
200,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.000%, 6/1/2026	202,076
200,000	Sysco Corp., Sr. Unsecd. Note, 3.300%, 7/15/2026	208,895
	TOTAL	1,555,503
	Consumer Non-Cyclical - Health Care—2.3%
150,000	Alcon Finance Corp., Sr. Unsecd. Note, 144A, 2.750%, 9/23/2026	152,161
150,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.363%, 6/6/2024	154,956
150,000	PerkinElmer, Inc., Sr. Unsecd. Note, 0.850%, 9/15/2024	145,720
150,000	Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 1.215%, 10/18/2024	147,845
	TOTAL	600,682
	Consumer Non-Cyclical - Pharmaceuticals—2.8%
200,000	AbbVie, Inc., Sr. Unsecd. Note, 2.600%, 11/21/2024	203,536
150,000	Bayer US Finance LLC, Sr. Unsecd. Note, 144A, 3.375%, 10/8/2024	154,806
200,000	Takeda Pharmaceutical Co. Ltd., Sr. Unsecd. Note, 4.400%, 11/26/2023	209,228
150,000	Zoetis, Inc., Sr. Unsecd. Note, 3.000%, 9/12/2027	154,587
	TOTAL	722,157
	Consumer Non-Cyclical - Tobacco—1.6%
200,000	Altria Group, Inc., Sr. Unsecd. Note, 4.000%, 1/31/2024	208,667
200,000	BAT Capital Corp., Sr. Unsecd. Note, 2.789%, 9/6/2024	203,340
	TOTAL	412,007
	Energy - Independent—2.6%
200,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.800%, 4/15/2024	207,264
255,000	Hess Corp., Sr. Unsecd. Note, 3.500%, 7/15/2024	263,470
200,000	Pioneer Natural Resources, Inc., Sr. Unsecd. Note, 0.750%, 1/15/2024	196,029
	TOTAL	666,763
	Energy - Integrated—2.5%
200,000	BP Capital Markets PLC, 3.814%, 2/10/2024	208,759
200,000	Cenovus Energy, Inc., Sr. Unsecd. Note, 5.375%, 7/15/2025	218,619
200,000	Suncor Energy, Inc., Sr. Unsecd. Note, 3.100%, 5/15/2025	206,366
	TOTAL	633,744
	Energy - Midstream—3.7%
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.050%, 3/15/2025	313,845
200,000	MPLX LP, Sr. Unsecd. Note, 4.875%, 12/1/2024	213,957
200,000	ONEOK Partners LP, Sr. Unsecd. Note, 4.900%, 3/15/2025	214,752
200,000	Williams Partners LP, Sr. Unsecd. Note, 3.900%, 1/15/2025	210,555
	TOTAL	953,109

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Refining—0.8%
$ 200,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 4.700%, 5/1/2025	$ 215,066
	Financial Institution - Banking—21.9%
250,000	American Express Co., Sr. Unsecd. Note, 3.400%, 2/22/2024	258,620
1,000,000	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.981%, 9/25/2025	973,553
250,000	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.600%, 4/24/2025	247,683
725,000	Citigroup, Inc., Sr. Unsecd. Note, 3.106%, 4/8/2026	743,478
625,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series VAR, 1.093%, 12/9/2026	594,011
1,000,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.040%, 2/4/2027	950,327
750,000	Morgan Stanley, Sr. Unsecd. Note, Series MTN, 1.164%, 10/21/2025	730,976
250,000	PNC Financial Services Group, Inc., Sr. Unsecd. Note, 3.500%, 1/23/2024	258,846
250,000	Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 1.267%, 3/2/2027	241,931
625,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.164%, 2/11/2026	624,755
	TOTAL	5,624,180
	Financial Institution - Finance Companies—1.7%
250,000	AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, Sr. Unsecd. Note, Series 3NC1, 1.750%, 10/29/2024	245,997
200,000	Air Lease Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 2/15/2024	194,428
	TOTAL	440,425
	Financial Institution - Insurance - Health—1.8%
200,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	204,868
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 0.550%, 5/15/2024	244,620
	TOTAL	449,488
	Financial Institution - Insurance - Life—1.5%
125,000	AIA Group Ltd., Sr. Unsecd. Note, 144A, 3.200%, 3/11/2025	129,146
250,000	American International Group, Sr. Unsecd. Note, 2.500%, 6/30/2025	253,977
	TOTAL	383,123
	Financial Institution - Insurance - P&C—1.0%
250,000	CNA Financial Corp., Sr. Unsecd. Note, 3.950%, 5/15/2024	260,680
	Financial Institution - REIT - Apartment—0.5%
125,000	UDR, Inc., Sr. Unsecd. Note, Series MTN, 2.950%, 9/1/2026	128,406
	Financial Institution - REIT - Healthcare—0.5%
125,000	Health Care REIT, Inc., Sr. Unsecd. Note, 4.000%, 6/1/2025	132,622
	Financial Institution - REIT - Office—0.5%
125,000	Boston Properties LP, Sr. Unsecd. Note, 3.200%, 1/15/2025	129,478
	Technology—9.5%
250,000	Apple, Inc., 3.450%, 5/6/2024	260,942
200,000	Broadcom Corp., Sr. Unsecd. Note, 3.125%, 1/15/2025	206,174
250,000	CDW LLC/ CDW Finance, Sr. Unsecd. Note, 2.670%, 12/1/2026	247,226
200,000	Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	203,961
150,000	Keysight Technologies, Inc., 4.550%, 10/30/2024	160,262
250,000	Micron Technology, Inc., Sr. Unsecd. Note, 4.185%, 2/15/2027	266,405
250,000	Microsoft Corp., Sr. Unsecd. Note, 2.875%, 2/6/2024	257,164
200,000	Oracle Corp., Sr. Unsecd. Note, 1.650%, 3/25/2026	193,397
150,000	Skyworks Solutions, Inc., Sr. Unsecd. Note, 0.900%, 6/1/2023	148,414
250,000	Verisk Analytics, Inc., Unsecd. Note, 4.000%, 6/15/2025	263,263
250,000	VMware, Inc., Sr. Unsecd. Note, 1.000%, 8/15/2024	243,934
	TOTAL	2,451,142
	Technology Services—0.8%
200,000	Global Payments, Inc., Sr. Unsecd. Note, 2.650%, 2/15/2025	202,050
	Transportation - Airlines—0.6%
150,000	Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	155,716

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—0.6%
$ 150,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.000%, 5/15/2023	$ 152,037
	Transportation - Services—1.7%
150,000	GXO Logistics, Inc., Sr. Unsecd. Note, 144A, 1.650%, 7/15/2026	143,969
150,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 2.700%, 11/1/2024	152,642
150,000	Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.500%, 9/1/2024	152,410
	TOTAL	449,021
	Utility - Electric—5.7%
250,000	Ameren Corp., Sr. Unsecd. Note, 1.950%, 3/15/2027	245,774
200,000	Dominion Energy, Inc., Jr. Sub. Note, 3.071%, 8/15/2024	204,974
200,000	Duke Energy Corp., Sr. Unsecd. Note, 3.750%, 4/15/2024	207,580
125,000	Emera US Finance LP, Sr. Unsecd. Note, 3.550%, 6/15/2026	130,489
150,000	Enel Finance International NV, Sr. Unsecd. Note, 144A, 2.650%, 9/10/2024	152,158
150,000	EverSource Energy, Sr. Unsecd. Note, Series L, 2.900%, 10/1/2024	153,337
250,000	NiSource, Inc., Sr. Unsecd. Note, 0.950%, 8/15/2025	239,174
125,000	OGE Energy Corp., Sr. Unsecd. Note, 0.703%, 5/26/2023	123,665
	TOTAL	1,457,151
	Utility - Natural Gas—0.5%
125,000	ONE Gas, Inc., Sr. Unsecd. Note, 0.850%, 3/11/2023	124,226
	TOTAL CORPORATE BONDS (IDENTIFIED COST $23,973,334)	23,636,546
	INVESTMENT COMPANIES—7.4%
181,724	Bank Loan Core Fund	1,746,365
161,799	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.06%[1]	161,783
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $1,911,797)	1,908,148
	TOTAL INVESTMENT IN SECURITIES—99.4% (IDENTIFIED COST $25,885,131)	25,544,694
	OTHER ASSETS AND LIABILITIES - NET—0.6%[2]	141,969
	TOTAL NET ASSETS—100%	$25,686,663
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended January 31, 2022, were as follows:
Affiliates	Value as of 4/30/2021	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/ (Loss)	Value as of 1/31/2022	Shares Held as of 1/31/2022	Dividend Income
Bank Loan Core Fund	$—	$1,749,999	$—	$(3,634)	$—	$1,746,365	181,724	$10,783
Federated Institutional Prime Value Obligations Fund, Institutional Shares	$—	$175,407	$(13,609)	$(15)	$—	$161,783	161,799	$18
TOTAL OF AFFILIATED TRANSACTIONS	$—	$1,925,406	$(13,609)	$(3,649)	$—	$1,908,148	343,523	$10,801

1	7-day net yield.
2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2022.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.

■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2022, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$23,636,546	$—	$23,636,546
Investment Companies	1,908,148	—	—	1,908,148
TOTAL SECURITIES	$1,908,148	$23,636,546	$—	$25,544,694

The following acronym(s) are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust